Securities - Summary of Securities on the Financial Liabilities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 06, 2021
Disclosure of financial assets [line items]
Financial liabilities	R$ 127,708,578	R$ 91,358,151
Debentures issued	2,028,681	169,094
XP Investimentos Non-Convertible Debentures | Debentures
Disclosure of financial assets [line items]
Debentures issued			R$ 500,018
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	567,838
Gross carrying amount | Financial liabilities at fair value through profit or loss | Securities loaned
Disclosure of financial assets [line items]
Financial liabilities	13,048,246	2,146,398
Gross carrying amount | Financial liabilities at fair value through profit or loss | Debentures
Disclosure of financial assets [line items]
Financial liabilities	567,838	536,881
Fair value | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	481,019
Fair value | Financial liabilities at fair value through profit or loss | Securities loaned
Disclosure of financial assets [line items]
Financial liabilities, at fair value	13,048,246	2,146,398
Fair value | Financial liabilities at fair value through profit or loss | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	481,019	R$ 518,804
Fair value/(under) contractual principal outstanding | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	R$ (86,819)